Employee Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Service Cost		$ 1,412	$ 2,250
Interest Cost		282	$ 444
Actuarial (gain) / loss		896
Other		(416)
Total net periodic benefit cost		$ 2,174
Predecessor [Member] | NPS Holdings Limited [Member]
Service Cost	$ 866			$ 1,964	$ 1,762
Interest Cost	168			403	373
Actuarial (gain) / loss	375			811	736
Other
Total net periodic benefit cost	$ 1,409			$ 3,178	$ 2,871